Note 3 - Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
NOTE 3.	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.1
New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended
December 31, 2018,
except for the adoption of IFRS
16
Leases
, as outlined below, and a change in accounting policy for expenditure related to software as a service ("SaaS") cloud computing arrangement. Prior to
2019,
the Group capitalized expenditure related to implementation of SaaS arrangement, while under the amended policy, such expenditure is expensed when incurred. The change in accounting policy for SaaS arrangement had an immaterial impact on the Group’s consolidated financial statements. Several other amendments and interpretations apply for the first
time in
2019
but did
not
have a material impact on the consolidated financial statements of the Group. The Group has not
early adopted standards, interpretations or amendments that have been issued but is not
yet effective. See Note
2
for information about the Group’s accounting policies.

IFRS
16
Leases

The Group adopted IFRS
16
Leases
retrospectively as of
January 1, 2019
with the cumulative effect of initially applying the standard recognized as an adjustment to the opening balance of Retained earnings at that date. Comparative information has not
been restated.

For leases which had previously been classified as operating leases under the principles of IAS
17,
the lease liability upon adoption of IFRS
16
was measured as the present value of the remaining lease payments, discounted using the lessee’s estimated incremental borrowing rate as of
January 1, 2019.
The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The Group used a single discount rate to a portfolio of leases with reasonably similar characteristics. The incremental borrowing rate was estimated based on yields for government bonds denominated in the same currency as the lease payments and a credit risk premium. The discount rates were in the range
2.15%
to
12.3%,
where the variance is primarily explained by the currencies in which the lease payments are denominated in. The right-of-use asset was recognized at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the Statement of Financial Position immediately before the date of initial application.

For leases that were classified as finance leases applying IAS
17,
the carrying amounts of the right-of-use asset and the lease liability at
January 1, 2019
were the carrying amounts of the lease asset and lease liability immediately before that date measured applying IAS
17.

[US$ thousands]	As of January 1, 2019
Measurement of lease liabilities
Operating lease commitments disclosed as of December 31, 2018	7,790
Discounted using the lessee’s incremental borrowing rate (4%) of at the date of initial application	7,202
Add: adjustments as a result of a different treatment of extension and termination options	7,533
Add: finance lease liabilities recognized as of December 31, 2018	234
Lease liability recognized as of January 1, 2019	14,969

The Group elected to apply the recognition exemptions for short-term leases (i.e., those leases that have a lease term of
12
months or less from the commencement date and do
not
contain a purchase option), and leases for which the underlying asset is of low value. These exemptions are applied to short-term office leases, and leases of office equipment, including printers and photocopying machines. Non-lease components, such as maintenance and supply of utilities, are accounted for separately from lease components.

The Statement of Financial Position increase (decrease) as of
January 1, 2019:

[US$ thousands]	As of January 1, 2019
Assets
Furniture, fixtures and equipment	14,969

Liabilities
Non-current lease liabilities and other loans	10,709
Current lease liabilities and other loans	4,260
Other current liabilities	(64)
Net impact on equity	64

The net impact on the Group’s equity as of
January 1, 2019
was due to the derecognition of an accrued liability related to a period of free rent of an office space, which was accounted for as a lease incentive under IAS
17
and SIC
15.

F-
24
Table of Contents

3.2
New standards, interpretations and amendments
not
yet effective

New and amended IFRSs, interpretations and amendments, which have been published but are not
effective as of
December 31, 2019,
are
not
expected to have a material impact on the consolidated financial statements upon adoption. As of
January 1, 2020,
the amendments disclosed below became effective. These could impact the Group’s consolidated financial statements for future periods.

Amendments to IFRS
3:
Definition of a Business

The IASB has issued amendments to the definition of a business in IFRS
3
Business Combinations
to help entities determine whether an acquired set of activities and assets is a business or not.
The amendments clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. Since the amendments apply prospectively to transactions or other events that occur on or after the date of first
application, the Group will
not
be affected by these amendments on the date of transition. The Group adopted the amendments on
January 1, 2020.

Amendments to IAS
1
and IAS
8:
Definition of Material

IAS
1
Presentation of Financial Statements
and IAS
8
Accounting Policies, Changes in Accounting Estimates and Errors
have been amended by the IASB to align the definition of “material” across the standards and to clarify certain aspects of the definition. The new definition states that, “Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments to the definition of material is not
expected to have a significant impact on the Group’s consolidated financial statements. The Group adopted the amendments prospectively on
January 1, 2020.